INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories
	June 30,	December 31,
	2017	2016
	Unaudited

Raw materials	$-	$57
Finished products (*)	468	566

	$468	$623

(*)
Includes amounts of $107 and $176 at June 30, 2017 and December 31, 2016, respectively, with respect to inventory delivered to customers but for which revenue recognition criteria have not been met yet.